Other Income and Other Expense - Major Expense Classifications Comprising of Other Expense Line Item in Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Advertising	$ 551	$ 640	$ 650
Office Supplies	973	975	1,009
Professional fees	1,668	561	515
FDIC and State Assessment	274	350	417
Telephone Expense	501	520	530
Postage and Freight	(49)	567	545
Loan Collection Expense	286	288	472
Other Losses	73	243	463
Debit Card/ATM expense	551	471	413
Travel and Convention	200	207	255
Other expenses	2,402	2,582	2,801
Total Other Expense	$ 7,430	$ 7,404	$ 8,070